Stock Based Compensation (Details 2) - Performance-based stock units - $ / shares	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Sep. 30, 2015
Number of PSUs
Balance at October 1	247,309	687,013	658,498
Granted			39,988
Forfeitures	(3,535)	(4,924)	(11,473)
Exchanged for restricted stock units		(434,780)
Balance at September 30	243,774	247,309	687,013
Base Price Per PSU
Balance at October 1	$ 6.33	$ 3.45	$ 3.45
Granted			3.45
Forfeitures	7.40	4.85	3.45
Exchanged for restricted stock units		3.45
Balance at September 30	$ 6.35	$ 6.33	$ 3.45